Mortgage-Backed Debt and Related Collateral - Schedule of Mortgage-Backed Debt Issued by Consolidated Residual and Non-Residual Trusts (Parenthetical) (Detail) (Mortgage Backed Debt at Amortized Cost [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Residual Trusts [Member]
Mortgage Backed Debt And Related Collateral [Line Items]
Unpaid principal balance	$ 1,204,539	$ 1,316,988
Non-Residual Trusts [Member]
Mortgage Backed Debt And Related Collateral [Line Items]
Unpaid principal balance	$ 735,379	$ 825,200